OTHER EXPENSE, NET - Summary of Components of Other Expenses, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Expenses [Line Items]
Stock-based compensation		$ 0
Transaction Fees	$ (3,640,000)	0
Other, net	(428,000)	(436,000)
Interest income	48,000	52,000
Other expense, net	(6,359,000)	(384,000)
Hicks Holdings Operating LLC
Schedule Of Other Expenses [Line Items]
Stock-based compensation	$ (2,339,000)	$ 0